Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets
Schedule of Intangible Assets

€ millions	Software and	Acquired	Customer	Total
	Database Licenses	Technology	Relationships and
			Other Intangibles
Historical cost
1/1/2023	1,057	2,527	7,057	10,641
Foreign currency exchange differences	-1	-65	-185	-251
Additions from business combinations	0	121	355	476
Other additions	22	3	59	84
Retirements/disposals	-92	-767	-2,307	-3,166
Transfers	87	0	-87	0
12/31/2023	1,073	1,819	4,892	7,784
Foreign currency exchange differences	2	103	247	352
Additions from business combinations	0	187	315	502
Other additions	20	3	66	89
Retirements/disposals	-84	-326	-174	-584
Transfers	25	0	-25	0
12/31/2024	1,036	1,786	5,321	8,143

Accumulated amortization
1/1/2023	544	2,041	4,221	6,806
Foreign currency exchange differences	-1	-57	-118	-176
Additions amortization	146	77	305	528
Retirements/disposals	-95	-477	-1,307	-1,879
12/31/2023	594	1,584	3,101	5,279
Foreign currency exchange differences	2	89	151	242
Additions amortization	139	89	253	481
Retirements/disposals	-68	-326	-171	-565
12/31/2024	667	1,436	3,334	5,437

Carrying amount
12/31/2023	479	235	1,791	2,505
12/31/2024	369	350	1,987	2,706

Schedule of Significant Intangible Assets

€ millions, unless otherwise stated			Remaining
	Carrying Amount		Useful Life
	2024	2023	(in years)
Concur – Customer relationships	540	588	6	to	10
LeanIX - Customer relationships	333	345			12
WalkMe - Customer relationships	246	0			14
WalkMe - Acquired technology	183	0			7
Total significant intangible assets	1,302	933